Provisions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Increase in provisions	$ 2,309	$ 1,813	$ 976
Minimum | Restoration, Environmental & Equipment Removal Provision
Disclosure of other provisions [line items]
Expected period of use (in years)	2 years
Minimum | Sales and use tax
Disclosure of other provisions [line items]
Expected period of use (in years)	2 years
Maximum | Restoration, Environmental & Equipment Removal Provision
Disclosure of other provisions [line items]
Expected period of use (in years)	50 years
Maximum | Sales and use tax
Disclosure of other provisions [line items]
Expected period of use (in years)	5 years